Leases (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Lease Rental Costs
Net Lease Expense on Operating Leases		$ 245.0	$ 231.3	$ 224.9
Amortization of Capital Leases		62.4	66.3	93.7
Interest on Capital Leases		16.4	16.7	18.9
Total Lease Rental Costs		323.8	314.3	337.5
PP&E and Related Obligations Under Capital Leases
Generation		131.3	141.7
Other Property, Plant and Equipment		373.9	373.3
Total Property, Plant and Equipment Under Capital Leases		505.2	515.0
Accumulated Amortization		226.4	229.0
Net Property, Plant and Equipment Under Capital Leases		278.8	286.0
Noncurrent Liability		233.5	238.8
Liability Due Within One Year		55.5	59.0
Total Obligations Under Capital Leases		289.0	297.8
Future Minimum Lease Payments
Capital Leases, 2019		70.8
Capital Leases, 2020		60.2
Capital Leases, 2021		51.7
Capital Leases, 2022		43.8
Capital Leases, 2023		35.5
Capital Leases, Later Years		90.2
Capital Leases, Total Future Minimum Lease Payments		352.2
Less Estimated Interest Element on Capital Leases		63.2
Estimated Present Value of Future Minimum Lease Payments on Capital Leases		289.0
Noncancelable Operating Leases, 2019		259.6
Noncancelable Operating Leases, 2020		250.1
Noncancelable Operating Leases, 2021		232.7
Noncancelable Operating Leases, 2022		222.5
Noncancelable Operating Leases, 2023		58.3
Noncancelable Operating Leases, Later Years		165.2
Noncancelable Operating Leases, Total Future Minimum Lease Payments		1,188.4
Maximum Potential Loss
Max Potential Loss on Master Lease Agreements		$ 47.7
Leases (Textuals)
Maximum Remaining Lease Term		17 years
Rockport Lease [Member]
Future Minimum Rentals, Sale Leaseback Transactions
2019	[1]	$ 147.8
2020	[1]	147.8
2021	[1]	147.8
2022	[1]	147.2
Total Future Minimum Lease Payments	[1]	$ 590.6
Leases (Textuals)
Lease Term		33 years
Boat and Barge Leases [Member]
Leases (Textuals)
Maximum Potential Lease Payments, AEPRO Barge and Boat Leases		$ 44.0
Guarantor Obligations, Current Carrying Value		5.0
Guarantee Obligations Current Carrying Value Other Liabilities Current		1.0
Guarantee Obligations Current Carrying Value Other Liabilities Noncurrent		4.0
AEP Texas Inc. [Member]
Lease Rental Costs
Net Lease Expense on Operating Leases		13.6	10.5	9.8	[2]
Amortization of Capital Leases		4.8	4.0	3.4
Interest on Capital Leases		1.2	0.8	0.6
Total Lease Rental Costs		19.6	15.3	13.8
PP&E and Related Obligations Under Capital Leases
Generation		0.0	0.0
Other Property, Plant and Equipment		38.8	32.7
Total Property, Plant and Equipment Under Capital Leases		38.8	32.7
Accumulated Amortization		10.3	10.0
Net Property, Plant and Equipment Under Capital Leases		28.5	22.7
Noncurrent Liability		24.0	18.5
Liability Due Within One Year		4.5	4.2
Total Obligations Under Capital Leases		28.5	22.7
Future Minimum Lease Payments
Capital Leases, 2019		5.8
Capital Leases, 2020		5.3
Capital Leases, 2021		4.7
Capital Leases, 2022		4.2
Capital Leases, 2023		3.7
Capital Leases, Later Years		10.1
Capital Leases, Total Future Minimum Lease Payments		33.8
Less Estimated Interest Element on Capital Leases		5.3
Estimated Present Value of Future Minimum Lease Payments on Capital Leases		28.5
Noncancelable Operating Leases, 2019		15.1
Noncancelable Operating Leases, 2020		14.1
Noncancelable Operating Leases, 2021		13.2
Noncancelable Operating Leases, 2022		12.2
Noncancelable Operating Leases, 2023		10.8
Noncancelable Operating Leases, Later Years		28.4
Noncancelable Operating Leases, Total Future Minimum Lease Payments		93.8
Maximum Potential Loss
Max Potential Loss on Master Lease Agreements		10.8
Leases (Textuals)
Lease Expenses Related to Discontinued Operations				1.0
AEP Transmission Co [Member]
Lease Rental Costs
Net Lease Expense on Operating Leases		2.7	1.7	0.9
Amortization of Capital Leases		0.1	0.0	0.0
Interest on Capital Leases		0.0	0.0	0.0
Total Lease Rental Costs		2.8	1.7	0.9
PP&E and Related Obligations Under Capital Leases
Generation		0.0	0.0
Other Property, Plant and Equipment		0.2	0.2
Total Property, Plant and Equipment Under Capital Leases		0.2	0.2
Accumulated Amortization		0.1	0.0
Net Property, Plant and Equipment Under Capital Leases		0.1	0.2
Noncurrent Liability		0.0	0.1
Liability Due Within One Year		0.1	0.1
Total Obligations Under Capital Leases		0.1	0.2
Future Minimum Lease Payments
Capital Leases, 2019		0.1
Capital Leases, 2020		0.0
Capital Leases, 2021		0.0
Capital Leases, 2022		0.0
Capital Leases, 2023		0.0
Capital Leases, Later Years		0.0
Capital Leases, Total Future Minimum Lease Payments		0.1
Less Estimated Interest Element on Capital Leases		0.0
Estimated Present Value of Future Minimum Lease Payments on Capital Leases		0.1
Noncancelable Operating Leases, 2019		2.3
Noncancelable Operating Leases, 2020		1.8
Noncancelable Operating Leases, 2021		1.0
Noncancelable Operating Leases, 2022		0.5
Noncancelable Operating Leases, 2023		0.1
Noncancelable Operating Leases, Later Years		0.0
Noncancelable Operating Leases, Total Future Minimum Lease Payments		5.7
Appalachian Power Co [Member]
Lease Rental Costs
Net Lease Expense on Operating Leases		18.2	17.5	16.6
Amortization of Capital Leases		7.0	6.9	6.4
Interest on Capital Leases		3.0	3.7	3.5
Total Lease Rental Costs		28.2	28.1	26.5
PP&E and Related Obligations Under Capital Leases
Generation		38.7	42.5
Other Property, Plant and Equipment		17.3	18.0
Total Property, Plant and Equipment Under Capital Leases		56.0	60.5
Accumulated Amortization		16.2	19.0
Net Property, Plant and Equipment Under Capital Leases		39.8	41.5
Noncurrent Liability		33.7	34.9
Liability Due Within One Year		6.1	6.6
Total Obligations Under Capital Leases		39.8	41.5
Future Minimum Lease Payments
Capital Leases, 2019		9.0
Capital Leases, 2020		8.0
Capital Leases, 2021		7.3
Capital Leases, 2022		6.8
Capital Leases, 2023		6.3
Capital Leases, Later Years		13.3
Capital Leases, Total Future Minimum Lease Payments		50.7
Less Estimated Interest Element on Capital Leases		10.9
Estimated Present Value of Future Minimum Lease Payments on Capital Leases		39.8
Noncancelable Operating Leases, 2019		17.6
Noncancelable Operating Leases, 2020		16.5
Noncancelable Operating Leases, 2021		13.9
Noncancelable Operating Leases, 2022		12.8
Noncancelable Operating Leases, 2023		9.9
Noncancelable Operating Leases, Later Years		20.5
Noncancelable Operating Leases, Total Future Minimum Lease Payments		91.2
Maximum Potential Loss
Max Potential Loss on Master Lease Agreements		8.8
Indiana Michigan Power Co [Member]
Lease Rental Costs
Net Lease Expense on Operating Leases		89.2	88.4	90.5
Amortization of Capital Leases		6.6	11.1	35.6
Interest on Capital Leases		3.3	3.2	3.7
Total Lease Rental Costs		99.1	102.7	129.8
PP&E and Related Obligations Under Capital Leases
Generation		27.0	27.2
Other Property, Plant and Equipment		33.3	34.0
Total Property, Plant and Equipment Under Capital Leases		60.3	61.2
Accumulated Amortization		21.6	21.1
Net Property, Plant and Equipment Under Capital Leases		38.7	40.1
Noncurrent Liability		33.4	34.3
Liability Due Within One Year		5.3	5.8
Total Obligations Under Capital Leases		38.7	40.1
Future Minimum Lease Payments
Capital Leases, 2019		8.2
Capital Leases, 2020		7.2
Capital Leases, 2021		6.6
Capital Leases, 2022		6.1
Capital Leases, 2023		5.7
Capital Leases, Later Years		21.7
Capital Leases, Total Future Minimum Lease Payments		55.5
Less Estimated Interest Element on Capital Leases		16.8
Estimated Present Value of Future Minimum Lease Payments on Capital Leases		38.7
Noncancelable Operating Leases, 2019		92.6
Noncancelable Operating Leases, 2020		89.3
Noncancelable Operating Leases, 2021		84.8
Noncancelable Operating Leases, 2022		83.8
Noncancelable Operating Leases, 2023		6.5
Noncancelable Operating Leases, Later Years		19.5
Noncancelable Operating Leases, Total Future Minimum Lease Payments		376.5
Maximum Potential Loss
Max Potential Loss on Master Lease Agreements		3.7
Indiana Michigan Power Co [Member] | Rockport Lease [Member]
Future Minimum Rentals, Sale Leaseback Transactions
2019		73.9
2020		73.9
2021		73.9
2022		73.6
Total Future Minimum Lease Payments		$ 295.3
Leases (Textuals)
Lease Term		33 years
Indiana Michigan Power Co [Member] | Railcar Lease [Member]
Leases (Textuals)
Future Minimum Lease Obligation for Remaining Railcars		$ 6.0
Sale Proceeds Guaranteed by Lessor at the End of 20-Year Term		77.00%
Maximum Potential Loss Related to Guarantee		$ 5.0
Ohio Power Co [Member]
Lease Rental Costs
Net Lease Expense on Operating Leases		10.7	8.2	7.1
Amortization of Capital Leases		3.9	4.1	4.2
Interest on Capital Leases		0.5	0.5	0.5
Total Lease Rental Costs		15.1	12.8	11.8
PP&E and Related Obligations Under Capital Leases
Generation		0.0	0.0
Other Property, Plant and Equipment		20.4	22.8
Total Property, Plant and Equipment Under Capital Leases		20.4	22.8
Accumulated Amortization		8.3	10.6
Net Property, Plant and Equipment Under Capital Leases		12.1	12.2
Noncurrent Liability		9.2	7.9
Liability Due Within One Year		2.9	4.3
Total Obligations Under Capital Leases		12.1	12.2
Future Minimum Lease Payments
Capital Leases, 2019		3.3
Capital Leases, 2020		2.7
Capital Leases, 2021		2.3
Capital Leases, 2022		1.7
Capital Leases, 2023		1.2
Capital Leases, Later Years		2.8
Capital Leases, Total Future Minimum Lease Payments		14.0
Less Estimated Interest Element on Capital Leases		1.9
Estimated Present Value of Future Minimum Lease Payments on Capital Leases		12.1
Noncancelable Operating Leases, 2019		14.5
Noncancelable Operating Leases, 2020		13.2
Noncancelable Operating Leases, 2021		10.9
Noncancelable Operating Leases, 2022		10.0
Noncancelable Operating Leases, 2023		8.8
Noncancelable Operating Leases, Later Years		31.7
Noncancelable Operating Leases, Total Future Minimum Lease Payments		89.1
Maximum Potential Loss
Max Potential Loss on Master Lease Agreements		7.9
Public Service Co Of Oklahoma [Member]
Lease Rental Costs
Net Lease Expense on Operating Leases		5.7	4.4	5.0
Amortization of Capital Leases		3.2	4.0	3.7
Interest on Capital Leases		0.4	0.6	0.6
Total Lease Rental Costs		9.3	9.0	9.3
PP&E and Related Obligations Under Capital Leases
Generation		2.6	8.9
Other Property, Plant and Equipment		17.6	18.0
Total Property, Plant and Equipment Under Capital Leases		20.2	26.9
Accumulated Amortization		7.9	15.3
Net Property, Plant and Equipment Under Capital Leases		12.3	11.6
Noncurrent Liability		9.5	8.3
Liability Due Within One Year		2.8	3.5
Total Obligations Under Capital Leases		12.3	11.8
Future Minimum Lease Payments
Capital Leases, 2019		3.4
Capital Leases, 2020		2.6
Capital Leases, 2021		2.0
Capital Leases, 2022		1.6
Capital Leases, 2023		1.4
Capital Leases, Later Years		3.3
Capital Leases, Total Future Minimum Lease Payments		14.3
Less Estimated Interest Element on Capital Leases		2.0
Estimated Present Value of Future Minimum Lease Payments on Capital Leases		12.3
Noncancelable Operating Leases, 2019		6.5
Noncancelable Operating Leases, 2020		6.0
Noncancelable Operating Leases, 2021		5.0
Noncancelable Operating Leases, 2022		4.6
Noncancelable Operating Leases, 2023		4.1
Noncancelable Operating Leases, Later Years		10.7
Noncancelable Operating Leases, Total Future Minimum Lease Payments		36.9
Maximum Potential Loss
Max Potential Loss on Master Lease Agreements		3.8
Southwestern Electric Power Co [Member]
Lease Rental Costs
Net Lease Expense on Operating Leases		6.5	5.3	6.7
Amortization of Capital Leases		11.2	11.2	13.6
Interest on Capital Leases		3.2	3.6	5.1
Total Lease Rental Costs		20.9	20.1	$ 25.4
PP&E and Related Obligations Under Capital Leases
Generation		34.3	33.4
Other Property, Plant and Equipment		119.8	122.4
Total Property, Plant and Equipment Under Capital Leases		154.1	155.8
Accumulated Amortization		99.9	94.0
Net Property, Plant and Equipment Under Capital Leases		54.2	61.8
Noncurrent Liability		50.6	57.8
Liability Due Within One Year		10.2	11.2
Total Obligations Under Capital Leases		60.8	$ 69.0
Future Minimum Lease Payments
Capital Leases, 2019		13.1
Capital Leases, 2020		11.5
Capital Leases, 2021		10.5
Capital Leases, 2022		9.4
Capital Leases, 2023		8.6
Capital Leases, Later Years		18.7
Capital Leases, Total Future Minimum Lease Payments		71.8
Less Estimated Interest Element on Capital Leases		11.0
Estimated Present Value of Future Minimum Lease Payments on Capital Leases		60.8
Noncancelable Operating Leases, 2019		7.4
Noncancelable Operating Leases, 2020		7.2
Noncancelable Operating Leases, 2021		6.7
Noncancelable Operating Leases, 2022		6.1
Noncancelable Operating Leases, 2023		5.0
Noncancelable Operating Leases, Later Years		11.7
Noncancelable Operating Leases, Total Future Minimum Lease Payments		44.1
Maximum Potential Loss
Max Potential Loss on Master Lease Agreements		4.3
Southwestern Electric Power Co [Member] | Railcar Lease [Member]
Leases (Textuals)
Future Minimum Lease Obligation for Remaining Railcars		$ 7.0
Sale Proceeds Guaranteed by Lessor at the End of 20-Year Term		77.00%
Maximum Potential Loss Related to Guarantee		$ 5.0

[1]	AEP’s future minimum lease payments include equal shares from AEGCo and I&M.
[2]	Amounts include lease expenses related to Desert Sky and Trent that were classified as Other Operation Expense from Discontinued Operations on the statements of income in the amount of $1 million for the year ended December 31, 2016. See Note 7 - Dispositions and Impairments for additional information.